Related parties (Details 3) - Key management personnel of entity or parent - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remuneration
Short-term benefits	R$ 60,303	R$ 44,277	R$ 46,562
Post-employment benefit	664	515	272
Total	R$ 60,967	R$ 44,792	R$ 46,834